RELATED PARTY TRANSACTIONS - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Short-term employee benefits	$ 1,472	$ 2,020	$ 1,898
Post-employment benefits	46	185	88
Total compensation paid to key management personnel	$ 1,518	$ 2,205	$ 1,986